Average Annual Total Returns - Victory INCORE Total Return Bond Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	4.87%	1.88%	3.48%	5.55%	1.60%	2.95%	7.65%			2.49%	[1]	7.51%	2.60%	3.97%	6.26%	1.16%	2.49%	4.42%	1.33%	2.43%	8.72%	3.05%	3.75%

[1]	The inception date of Class R6 is March 4, 2015.